BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 28, 2019
Business acquisition in fiscal year 2018
Business Acquisition, Pro Forma Information [Table Text Block]
The following summarized unaudited pro forma results of operations for the years ended February 28, 2017 and 2018 assuming that these acquisitions during the year ended February 28, 2018 occurred as of March 1, 2016. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2016, nor is it indicative of future operating results.

	For the years ended
	February 28,
	2017	2018
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,043,718	$1,715,774
Pro forma net income attributable to TAL Education Group	$115,055	$198,105
Pro forma net income per share - basic	$0.71	$1.13
Pro forma net income per share - diluted	$0.65	$1.03

Business acquisition in fiscal year 2019
Business Acquisition, Pro Forma Information [Table Text Block]
The following summarized unaudited pro forma results of operations for the years ended February 28, 2018 and 2019 assuming that these acquisitions during the year ended February 28, 2019 occurred as of March 1, 2017. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2017, nor is it indicative of future operating results.

	For the years ended
	February 28,
	2018	2019
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,725,115	$2,570,616
Pro forma net income attributable to TAL Education Group	$187,607	$357,886
Pro forma net income per share - basic	$1.07	$1.88
Pro forma net income per share - diluted	$0.98	$1.79

An Education Technology Company [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price consisted of the following:

US$

Cash consideration	$69,798
Fair value of the previously held 39.7% equity interest:
Carrying amount	2,035
Gain on remeasurement of fair value as of acquisition date	26,291

Total	$98,124

The purchase price was allocated as of January 24, 2019, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$11,310
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	19,860
Intangible assets
User base	8,152	7 years
Technology	1,283	5 years
Goodwill	89,536
Deferred tax liabilities	(2,359)
Noncontrolling interest	(29,658)

Total purchase consideration	$98,124